Stockholders' Equity Matters	12 Months Ended
Dec. 31, 2010
Stockholders' Equity Matters
Stockholders' Equity Matters

13. Stockholders’ Equity Matters

In February 2010, our board of directors approved a share repurchase program authorizing up to $150,000 in repurchases of our common stock, and in October 2010, our board of directors authorized up to an additional $200,000 of such purchases, for a total of $350,000. This represented less than 10% of our outstanding common stock based on the closing price on the dates the programs were announced. All purchases are subject to stock price, market conditions, corporate and legal requirements and other factors. In addition, in February 2010, our board of directors adopted a dividend policy under which we began paying quarterly cash dividends on our common stock. The first quarterly dividend of $0.0625 per share was paid on April 15, 2010 to stockholders of record on March 25, 2010 in the aggregate amount of $12,720. The second quarterly dividend of $0.0625 per share was paid on July 15, 2010 to stockholders of record on June 25, 2010 in the aggregate amount of $12,641. The third quarterly dividend of $0.0625 per share was paid on October 15, 2010 to stockholders of record on September 28, 2010 in the aggregate amount of $12,532. The fourth quarterly dividend of $0.1875 per share was paid on January 14, 2011 to stockholders of record on December 27, 2010 in the aggregate amount of $37,514. Declaration and payment of future quarterly dividends is at the discretion of our board of directors.